Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	$ 809,120	$ 757,956	$ 602,546
Cost of revenue	518,236	503,130	403,324
Gross profit	290,884	254,826	199,222
Operating expenses:
Selling and marketing expenses	44,573	41,767	32,631
General and administrative expenses	115,261	117,626	91,742
Foreign exchange gain, net	(4,495)	(14,973)	(14,514)
Impairment of goodwill	0	0	21,673
Amortization of intangible assets	15,783	15,505	20,539
Operating profit	119,762	94,901	47,151
Other income, net	(14,594)	(11,230)	(8,689)
Finance expense	3,204	4,264	547
Profit before income taxes	131,152	101,867	55,293
Income tax expense	25,719	15,431	17,530
Profit after tax	$ 105,433	$ 86,436	$ 37,763
Earnings per ordinary share
Basic	$ 2.10	$ 1.72	$ 0.75
Diluted	$ 2.02	$ 1.63	$ 0.71